Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

Relationships with related parties

Name	Relationship
Mr. Cheung Ching Ping	Shareholder of the Company
Mr. Cheung Chi Ping	Shareholder and Director of the Company
Mr. Cheung Yick Chung	Shareholder of the Company

Amounts due to related parties

Amounts due to related parties consists of the following:

		September 30,	December 31,
Name	Nature	2024	2023
Mr. Cheung Ching Ping	Interest-free listing expense loans (1)	$965,777	$520,964
Mr. Cheung Ching Ping	Interest-free shareholder’s loans (2)	612,272	472,272
Mr. Cheung Chi Ping	Interest-free shareholder’s loans (2)	489,917	377,817
Mr. Cheung Chi Ping	Director’s remuneration (3)	225,900	185,900
Mr. Cheung Yick Chung	Interest-free shareholder’s loans (2)	122,454	94,454
		$2,416,320	$1,651,407

Notes:

(1)	On September 7, 2023, Mr. Cheung Ching Ping, a shareholder of the Company, entered into a loan facility agreement with the Company that Mr. Cheung Ching Ping agreed to pay the listing expenses incurred for the initial public offering in Nasdaq on behalf of the Company before listing with a maximum principal amount of $1,000,000. Pursuant to the facility agreement, the loan is interest-free, unsecured and repayable on the earlier of the listing of our common stock on Nasdaq, or December 31, 2024. As of September 30, 2024 and December 31, 2023, amount of listing expenses paid by Mr. Cheung Ching Ping on behalf of the Company was $965,777 and $520,964.

(2)	On April 24, 2014, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung entered into two shareholders’ loan agreements with Chrome Field I, Inc. and Chrome Field II, Inc., wholly-owned subsidiaries of the Company, respectively. Pursuant to the shareholders’ loan agreements, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung agreed to grant shareholders’ loans at principal amounts of $1,307,619.69 and $1,447,739.16 to Chrome Field I, Inc. and Chrome Field II, Inc., respectively, in a proportion of 50%, 40% and 10%, respectively, in connection with the acquisition of Kissimmee Bay and Remington in 2014. Pursuant to the shareholders’ loan agreements, the loans are interest-free, unsecured and to repayable on demand. As of September 30, 2024, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $612,272, $489,917 and $122,454, respectively. As of December 31, 2023, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $472,272, $377,817 and $94,454, respectively.

(3)	For the sake of compensating Mr. Cheung Chi Ping’s involvement in the daily operations and management of golf operations of the Company, director’s remuneration was granted by the Company every year based on the performance of the Company. For the nine months ended September 30, 2024 and 2023, the Company charged $40,000 and $110,000, respectively, as director’s remuneration to Mr. Cheung Chi Ping and recognized under salaries and benefits on the statements of income. The balance is interest-free, unsecured and repayable on demand. As of September 30, 2024 and December 31, 2023, outstanding director’s remuneration was $225,900 and $185,900, respectively.

Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung signed an undertaking that no demand on repayment from the Company since December 31, 2022 and the balances will be fully settled upon listing of the Group.

Note 9 – Related Party Transactions

Relationships with related parties

Name	Relationship
Mr. Cheung Ching Ping	Shareholder of the Company
Mr. Cheung Chi Ping	Shareholder and Director of the Company
Mr. Cheung Yick Chung	Shareholder of the Company

Amounts due to related parties

Amounts due to related parties consists of the following:

Name	Nature	December 31, 2023	December 31, 2022
Mr. Cheung Ching Ping	Interest-free listing expense loans(1)	$520,964	$-
Mr. Cheung Ching Ping	Interest-free shareholder’s loans(2)	472,272	989,822
Mr. Cheung Chi Ping	Interest-free shareholder’s loans(2)	377,817	791,857
Mr. Cheung Chi Ping	Director’s remuneration(3)	185,900	85,900
Mr. Cheung Yick Chung	Interest-free shareholder’s loans(2)	94,454	197,964
		$1,651,407	$2,065,543

Notes:

(1)	On September 7, 2023, Mr. Cheung Ching Ping, a shareholder of the Company, entered into a loan facility agreement with the Company that Mr. Cheung Ching Ping agreed to pay the listing expenses incurred for the initial public offering in Nasdaq on behalf of the Company before listing with a maximum principal amount of $1,000,000. Pursuant to the facility agreement, the loan is interest-free, unsecured and repayable on the earlier of the listing of our common stock on Nasdaq, or December 31, 2024. As of December 31, 2023 and 2022, amount of listing expenses paid by Mr. Cheung Ching Ping on behalf of the Company was $520,964 and Nil.

(2)	On April 24, 2014, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung entered into two shareholders’ loan agreements with Chrome Field I, Inc. and Chrome Field II, Inc., wholly-owned subsidiaries of the Company, respectively. Pursuant to the shareholders’ loan agreements, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung agreed to grant shareholders’ loans at principal amounts of $1,307,619.69 and $1,447,739.16 to Chrome Field I, Inc. and Chrome Field II, Inc., respectively, in a proportion of 50%, 40% and 10%, respectively, in connection with the acquisition of Kissimmee Bay and Remington in 2014. Pursuant to the shareholders’ loan agreements, the loans are interest-free, unsecured and to repayable on demand. As of December 31, 2023, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $472,272, $377,817 and $94,454, respectively. As of December 31, 2022, amount of outstanding shareholders’ loans owned by the Company to Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung was $989,822, $791,857 and $197,964, respectively.

(3)	For the sake of compensating Mr. Cheung Chi Ping’s involvement in the daily operations and management of golf operations of the Company, director’s remuneration was granted by the Company every year based on the performance of the Company. For the years ended December 31, 2023 and 2022, the Company charged $110,000 and $100,000 as director’s remuneration to Mr. Cheung Chi Ping and recognized under salaries and benefits of statements of income. As of December 31, 2023 and 2022, outstanding director’s remuneration was $185,900 and $85,900, respectively. The balance is interest-free, unsecured and repayable on demand.

Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung signed an undertaking that no demand on repayment from the Company since December 31, 2022 and the balances will be fully settled upon listing of the Group.